Related party transactions (Details Textual) - USD ($) $ in Thousands					1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
		Jun. 03, 2016	[1]	Oct. 01, 2015	Nov. 30, 2016	Jun. 03, 2016	Aug. 31, 2014	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Aug. 12, 2019	Sep. 30, 2015
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement										$ 1,900	$ 7,700
Indemnified for recovery of the VAT liability									$ 6,200	6,200
Payment For Working Capital Adjustment										500
Partners' Capital Account, Unit-based Compensation		$ 189								189
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]									189	0
Director [Member] | LP Long Term Incentive Plan [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation						10,650
PGN LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid										2,100	$ 6,600
Subsequent Event [Member]
Related Party Transaction [Line Items]
Indemnification of non-budgeted								$ 300
Proceeds from Lines of Credit					$ 3,200
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Current Borrowing Capacity							$ 85,000
Line of Credit Facility, Commitment Fee Percentage							1.40%
Debt Instrument, Description of Variable Rate Basis							LIBOR plus a margin of 4.0%
Proceeds from Lines of Credit										$ 5,400
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications												$ 5,000
Environmental Indemnifications, Description										No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Seller Credit Note [Member] | Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate				8.00%
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Notes Payable									47,000	$ 47,000
Interest Payable									85,000	85,000
Due from Officers or Stockholders, Current													$ 140,000
Egypt Co [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues								$ 400	100	$ 900
Other General Expense									$ 100

[1]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units.